SCHEDULE OF RESTRICTED STOCK UNITS OUTSTANDING (Details)	6 Months Ended
Jun. 30, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Non-vested, Number of RSUs shares outstanding
Number of RSUs shares, granted	416,500
Number of RSUs shares, vested	(97,500) [1]
Number of RSUs shares, forfeited
Non-vested, Number of RSUs shares outstanding	319,000

[1]	Director Transaction and Retention RSUs – 97,500 RSUs granted to former LLP and current LPA board of directors were legally vested upon grant. However, the delivery of the underlying ordinary shares is subject to delayed delivery schedules, and therefore, these RSUs remain unsettled as of June 30, 2024. As the grantees do not have any shareholder rights until the ordinary shares are physically delivered, the shares shall be excluded from the basic earnings per share denominator.